Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Summary of Identifiable Assets Acquired and Identifiable Liabilities Assumed

	Final Fair Value	Final Fair Value
Identifiable net assets acquired	ThR$	ThUS$
Cash and cash equivalents	29,643	9,538
Other current non-financial assets	198,054	63,727
Trade and other current receivables	973,382	313,199
Inventories	24,618	7,921
Current tax assets	2,173	699
Other non-current financial assets	89,514	28,802
Other non-current non-financial assets	698,435	224,731
Trade and other non-current receivables	204,480	65,794
Intangible assets other than goodwill	5,936,985	1,910,306
Property, plant and equipment	42,998	13,835
Deferred tax assets	—	—
Other current financial liabilities	(480,165)	(154,500)
Trade and other current payables	(1,754,071)	(564,395)
Other current provision	(33,965)	(10,929)
Other non-current financial liabilities	(562,823)	(181,096)
Other non-current payables	(1,584,665)	(509,888)
Other non-current provision	(712,465)	(229,245)
Deferred tax liabilities	(529,958)	(170,521)
Provisions for non-current employee benefits	(273,502)	(88,003)

Total	2,268,668	729,975

Schedule of Determination of Goodwill

	ThR$	ThUS$
Cash consideration transferred	2,268,667	729,975
(-) Net assets acquired and liabilities assumed	(2,268,667)	(729,975)

Goodwill determinated	—	—

Summary of Cash and Cash Equivalents on Acquisition

Cash and Cash equivalents to obtain control of CELG	ThUS$

Amounts paid for the acquisition in cash and cash equivalents	(729,975)
Amounts of cash and cash equivalents in the acquired entity	9,573
Net, Total	(720,402)

Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Summary of Identifiable Assets Acquired and Identifiable Liabilities Assumed

	Fair Value	Fair Value
Identifiable net assets acquired	ThR$	ThUS$
Cash and cash equivalents	1,037,105	273,439
Other current non-financial assets	400,311	105,544
Trade and other current receivables	3,948,137	1,040,949
Inventories	275,129	72,539
Current tax assets	41,179	10,857
Other non-current financial assets	3,205,469	845,140
Other non-current non-financial assets	1,056,711	278,608
Trade and other non-current receivables	205,249	54,115
Intangible assets other than goodwill	11,055,574	2,914,866
Property, plant and equipment	65,804	17,350
Investment property	44,049	11,614
Deferred tax assets	3,229,417	851,455
Other current financial liabilities	(2,266,501)	(597,576)
Trade and other current payables	(3,551,676)	(936,420)
Other current provision	(759,862)	(200,342)
Other current non-financial liabilities	(600,990)	(158,454)
Other non-current financial liabilities	(2,505,299)	(660,537)
Other non-current payables	(567,355)	(149,586)
Other non-current provision	(2,788,278)	(735,146)
Deferred tax liabilities	(3,009,203)	(793,394)
Provisions for non-current employee benefits	(3,327,621)	(877,347)

Total	5,187,349	1,367,674

Schedule of Determination of Goodwill

	ThR$	ThUS$
Cash consideration transferred	7,069,345	1,863,874
Non-controlling interests assumed in the acquisition	256,616	67,658
(-) Net assets acquired and liabilities assumed	(5,187,349)	(1,367,674)

Goodwill determinated	2,138,612	563,858

Summary of Cash and Cash Equivalents on Acquisition

Cash and Cash equivalents to obtain control of Enel Distribución Sao Paulo	ThUS$

Amounts paid for the acquisition in cash and cash equivalents	(1,863,874)
Amounts of cash and cash equivalents in the acquired entity	273,439
Net, Total	(1,590,435)